Financial risk management objectives and policies - Summary of contractual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	$ 11,759,461	$ 43,962,802
Due to board member	131,523
Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	10,430,292	42,131,157
Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	847,651	1,139,233
Between two and three years
Financial risk management objectives and policies
Undiscounted cash flows, liabilities	481,518	692,412
Accounts payable, accruals and other payables
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	7,894,863	31,586,707
Accounts payable, accruals and other payables | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	7,810,902	31,586,707
Accounts payable, accruals and other payables | Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	83,961
Due to related parties
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	131,523
Due to related parties | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	131,523
Deferred purchase price
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,207,682	7,619,581
Deferred purchase price | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,207,682	7,425,488
Deferred purchase price | Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		194,093
Derivatives warrant liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	106,420
Undiscounted cash flows, derivative liabilities		1,317,091
Derivatives warrant liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, derivative liabilities		1,317,091
Derivatives warrant liabilities | Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	106,420
Current tax liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		1,027,404
Undiscounted cash flows, derivative liabilities	627,068
Current tax liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities		1,027,404
Undiscounted cash flows, derivative liabilities	627,068
Lease liabilities
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	1,791,905	2,412,019
Advances From Individual Customers And From Customers	18,935	1,831,795
Lease liabilities | Maturity up to one year
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	653,117	774,467
Lease liabilities | Between one and two years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	657,270	945,140
Lease liabilities | Between two and three years
Financial risk management objectives and policies
Undiscounted cash flows, non-derivative liabilities	$ 481,518	$ 692,412